FINANCIAL INSTRUMENTS (Tables)	3 Months Ended
Jun. 30, 2021
FINANCIAL INSTRUMENTS
Schedule of unrealized gain (loss) of derivative instruments and other

	For the three months	For the three months
	ended	ended
	June 30, 2021	June 30, 2020
Physical forward contracts and options (i)	$225,307	$48,380
Financial swap contracts and options (ii)	66,394	28,121
Foreign exchange forward contracts	1,105	(6,051)
6.5% convertible bond conversion feature	–	12,218
Unrealized foreign exchange on Term Loan	4,147	–
Weather derivatives (iii)	(1,704)	(2,381)
Other derivative options	(3,112)	(2,938)
Unrealized gain of derivative instruments and other	$292,137	$77,349

Schedule of fair value of derivative financial assets and liabilities

	Financial	Financial	Financial	Financial
	assets	assets	liabilities	liabilities
	(current)	(non-current)	(current)	(non-current)

Physical forward contracts and options (i)	$155,295	$40,198	$6,062	$8,414
Financial swap contracts and options (ii)	55,702	14,715	2,004	1,031
Foreign exchange forward contracts	834	–	–	–
Weather derivatives (iii)	1,883	–	1,721	–
Other derivative options	2,055	73	101	5
As at June 30, 2021	$215,769	$54,986	$9,888	$9,450

	Financial	Financial	Financial	Financial
	assets	assets	liabilities	liabilities
	(current)	(non-current)	(current)	(non-current)

Physical forward contracts and options (i)	$12,513	$6,713	$10,157	$56,122
Financial swap contracts and options (ii)	6,942	2,634	3,548	5,047
Foreign exchange forward contracts	–	–	272	–
Weather derivatives (iii)	1,911	–	–	–
Other derivative options	3,660	1,253	–	–
As at March 31, 2021	$25,026	$10,600	$13,977	$61,169

Schedule of classification of derivative financial assets (liabilities) in the fair value hierarchy

	Level 1	Level 2	Level 3	Total
Derivative financial assets	$–	$37,472	$233,283	$270,755
Derivative financial liabilities	–	–	(19,338)	(19,338)
Total net derivative financial assets	$–	$37,472	$213,945	$251,417

	Level 1	Level 2	Level 3	Total
Derivative financial assets	$–	$682	$34,944	$35,626
Derivative financial liabilities	–	–	(75,146)	(75,146)
Total net derivative financial liabilities	$–	$682	$(40,202)	$(39,520)

Schedule of changes in net fair value of financial assets (liabilities)

	Three months ended	Year ended
	June 30, 2021	March 31, 2021
Balance, beginning of period	$(40,202)	$(85,885)
Total gains (losses)	210,743	(2,900)
Purchases	60,844	(4,059)
Sales	(9,290)	(1,670)
Settlements	(8,150)	54,312
Balance, end of period	$213,945	$(40,202)